LOSSES PER SHARE (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Denominator:
Denominator used for losses per share	622,337,974		430,011,263	428,586,305
Numerator:
Net loss from continuing operations attributable to ordinary shareholders | $	$ (63,566)		$ (23,324)	$ (74,850)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	622,337,974		430,011,263	428,586,305
Denominator used for losses per share	622,337,974		430,011,263	428,586,305
Class B Ordinary shares [Member]
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating income per ordinary share-basic | $	$ 0		$ (46)	$ (5,803)
Denominator:
Denominator used for losses per share	99		847,093	33,229,132
Losses per share from continuing operations - basic | $ / shares	$ 0		$ (0.05)	$ (0.17)
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted | $	$ 0		$ (46)	$ (5,803)
Reallocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders as a result of conversion of Class B to Class A shares | $	0
Net loss from continuing operations attributable to ordinary shareholders | $	$ 0		$ (46)	$ (5,803)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	99		847,093	33,229,132
Conversion of Class B to Class A ordinary shares	0
Denominator used for losses per share	99		847,093	33,229,132
Losses per share from continuing operations-diluted | (per share)		¥ 0	$ (0.05)	$ (0.17)
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	0
Denominator used for losses per ADS - diluted	0
Losses from continuing operations per ADS - basic | $ / shares	$ 0
Losses from continuing operations per ADS - diluted | $ / shares	$ 0
Class A Ordinary shares [Member]
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating income per ordinary share-basic | $	$ (51,774)		$ (23,278)	$ (69,047)
Denominator:
Denominator used for losses per share	622,337,875		429,164,170	395,357,173
Losses per share from continuing operations - basic | $ / shares	$ (0.08)		$ (0.05)	$ (0.17)
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted | $	$ (51,774)		$ (23,278)	$ (69,047)
Reallocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders as a result of conversion of Class B to Class A shares | $	0		(46)	(5,803)
Net loss from continuing operations attributable to ordinary shareholders | $	$ (51,774)		$ (23,324)	$ (74,850)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	622,337,875		429,164,170	395,357,173
Conversion of Class B to Class A ordinary shares	99		847,093	33,229,132
Denominator used for losses per share	622,337,974		430,011,263	428,586,305
Losses per share from continuing operations-diluted | $ / shares	$ (0.08)		$ (0.05)	$ (0.17)
Losses from continuing operations per ADS:
Denominator used for losses per ADS - basic	62,233,788		42,916,417	39,535,717
Denominator used for losses per ADS - diluted	62,233,797		43,001,126	42,858,631
Losses from continuing operations per ADS - basic | $ / shares	$ (0.83)		$ (0.54)	$ (1.75)
Losses from continuing operations per ADS - diluted | $ / shares	$ (0.83)		$ (0.54)	$ (1.75)